SHARE-BASED PAYMENT RESERVE - SHARE OPTIONS, SHARE AWARDS AND EARN-OUT	12 Months Ended
Mar. 31, 2022
SHARE-BASED PAYMENT RESERVE - SHARE OPTIONS, SHARE AWARDS AND EARN-OUT

22 SHARE-BASED PAYMENT RESERVE - SHARE OPTIONS, SHARE AWARDS AND EARN-OUT

	At 31 March 2022	At 31 March 2021
	USD	USD
At 1 April	64,957,905	10,356,664
Employee share option scheme (note 22.1)	7,495,105	26,942,783
Exercised employee share options (note 22.1)	(45,482,704)	(623,512)
Acceleration of expenses from the share option scheme modification (note 22.2)	-	1,315,248
Employee benefits – salaries to be settled in shares (note 22.3)	54,567	-
Share awards accrued (note 22.3)	6,041,808	642,973
Shares issued to settle share awards accrued (note 22.3)	(3,888,747)	-
Earn-out share awards accrued (note 22.4)	-	32,148,300
Earn-out shares issued (note 22.4)	-	(7,241,700)
Employee benefits – restricted share units accrued (note 22.5)	4,134,847	-
Shares issued to settle restricted share units accrued (note 22.5)	(206,727)	-
Unit purchase options (note 22.6)	-	1,417,149
At 31 March	33,106,054	64,957,905

22.1 Employee share option scheme

During the year ended 31 March 2022, share-based payment expense of $7,495,105 (2021: $26,942,783) was recognized associated with the employee share option scheme. 5,600,000 employee share options with an amount of $45,482,704 vested and automatically converted into the Company’s shares.

During the year ended 31 March 2021, 4,327 vested Diginex HK share options were exercised which were settled by 3,879 shares transferred by a third party who received shares in advance of providing a service. The service was not completed and these shares were reallocated and 448 new Diginex HK shares issued with a fair value of $35,800. No Diginex HK share options vested during the year ended 31 March 2020 and hence no share options were exercised in this period.

22.2 Share option scheme modification

On the modification date 30 September 2020, as a condition of the Transaction, the Company established a new employee share option scheme (the “Plan”) which replaces the Scheme with modified terms:

(i)	options are granted for no consideration
(ii)	exercise price: $0 per share
(iii)	grant date: 30 September 2020
(iv)	vesting condition: service condition of 15 months from grant date
(v)	share price at modification date: $8.50
(vi)	number of options per plan: 5,600,000

Comparing between the Plan and the Scheme, the key changes are:

●	The options included in the Plan are now a fixed number rather than being based on a percentage of outstanding shares issued, and
●	Changing from 3 year service condition from employment date to 15 months service condition from 30 September 2020.

Management considers the Plan is a replacement of the Scheme for the Group to continue to incentivize employees and for their retention.

Impact on fair value upon replacement:

In accordance with IFRS 2, management assessed whether there was an incremental fair value to the awardees upon the replacement of the Scheme by the Plan.

The Plan has a grant date and modification date fair value of $47,600,000 based on 5,600,000 Company options in the Plan and the quoted share price on closing of the Transaction of $8.50. The Scheme had a modification date fair value of $51,000,000 based on 429,530 of Diginex HK options in the Scheme at a deemed fair value of $118.73 per Diginex HK share. The $118.73 is based on the closing Transaction price of $8.50 multiplied by the exchange ratio of 13.9688.

As the modification date fair value of the Plan of $47,600,000 is not higher than the Scheme fair value of $51,000,000, no incremental fair value needs to be amortized over the Plan terms as per IFRS 2, and the Group would continue to amortize the share-based payment expense based on the grant date fair value of the Scheme of $46,256,501 as at 30 September 2020.

Impact on service period changes:

In accordance with IFRS 2, management assessed the impact of a change in the service period and where awardees are benefited from the change in service condition. The modified service period condition beneficial to the awardee is taken into account when applying the modified grant-date method, where the number of awards expected to vest is amortized over the modified (shortened) vesting period resulting in an acceleration of expense.

As the Scheme service period was based on employment date, the change to the Plan impacts each awardee differently and management assessed the impact on an individual-by-individual basis to ascertain the impact. Accordingly, it was concluded some awardees would benefit from the change in the service condition which resulted in a one-off accelerated expense of $1,315,248 that was charged to the consolidated statements of profit or loss for the year ended 31 March 2021.

22.3 Share awards accrued, not yet issued

During the year ended 31 March 2021, $642,973 related to the value of the shares awarded as part of the salary deferral scheme and contractual agreements that have yet to be issued and remain accrued in the share-based payment reserve based on the fair value of the services provided.

During the year ended 31 March 2022, $6,041,808 related to the value of the shares awarded to service providers, non-executive directors and a contractor, and $54,567 awarded to employees and a contractor based on service contracts. 389,165 shares were issued in settlement for share awards issued for services and employee benefits valued at $4,038,747, of which share awards of $150,000 were issued for prepaid services, as a prepayment, and therefore not included as share awards accrued

22.4 Earn-out share awards

Under the terms of the Transaction, the Company is also required to issue 12,000,000 earn-out shares in four equal tranches to the former shareholders of Diginex HK if certain share price milestones are met over a four-year period post 30 September 2020.

The earn-out award share price related targets are as below:

Milestone date	Share price target $	Number of shares to be awarded
1st anniversary of the Closing date	15.00	3,000,000
2nd anniversary of the Closing date	20.00	3,000,000
3rd anniversary of the Closing date	25.00	3,000,000
4th anniversary of the Closing date	30.00	3,000,000

Upon reaching the earn-out milestones, a service provider to the Transaction is also entitled to receive the equivalent of 1% of the earn-out shares issued.

Earn-out awards are accounted for under IFRS 2. The earn-out awards are settled in a fixed number of shares with conditions based on future market prices, but do not require the former Diginex HK shareholders nor the service provider to provide on-going service to the Group until such milestone dates.

The awards are considered as equity-settled share-based payments with non-vesting conditions since there is no explicit nor implicit service requirements despite that the share price targets are set beyond 30 September 2020.

The fair value of the earn-out awards has been valued on a probability basis using a Monte Carlo simulation model with the below inputs:

1.	Risk-free rates of 0.12%, 0.13%, 0.16% and 0.22% respectively for the 1st to the 4th anniversary of the closing date based on daily US treasury yield curve rates on 30 September 2020
2.	No dividend will be paid during the four-year period from 30 September 2020
3.	Reference price of $8.50 based on the closing date quoted trade price on 30 September 2020
4.	20,000 simulation runs per milestone
5.	Share price volatility of 50%, based on judgement below.

Volatility parameter of 50% is used on the basis that on 30 September 2020:

a)	Volatility from a sample of 52 related companies including traditional stock exchanges had an average of 37% over a three month to five-year period.
b)	Unlike traditional exchanges, the Company is exposed to movements in digital asset values and the most prominent digital asset being BTC. The longest dating BTC option of six months had a volatility of 63% as at 30 September 2020
c)	The Company used volatility of 50% in the Monte Carlo simulation based on the average of the above two points.

The outcome of the Monte Carlo simulations derived the following probabilities and fair values per award (based on probability of achieving the share price target) per milestone date:

Milestone date	Share price target $	Number of shares to be awarded*	Risk-free rates	Probability	Fair value per award	Total fair value $
1st anniversary	15.00	3,030,000	0.12%	15.91%	$2.39	7,241,700
2nd anniversary	20.00	3,030,000	0.13%	12.71%	$2.54	7,696,200
3rd anniversary	25.00	3,030,000	0.16%	11.18%	$2.80	8,484,000
4th anniversary	30.00	3,030,000	0.22%	9.59%	$2.88	8,726,400
						32,148,300

*	Includes the service provider’s 1% entitled shares upon reaching the earn-out milestones, as previously described.

The first milestone share price target was met in January 2021 and 3,030,000 Company shares were issued as a result. Share capital corresponding to the fair value of the awards valued as at 30 September 2020, the Transaction date, of $7,241,700 is recorded with an equivalent reduction in the share-based payment reserve for the year ended 31 March 2021.

22.5 Restricted share units (“RSUs”)

During the year ended 31 March 2022, the Group issued RSUs to employees and contractors as part of the long-term incentive scheme, as well as sign-on bonus to new employees.

The are three types of RSUs:

1.	Sign-on RSU
2.	Staff incentive RSU (“SI RSU”)
3.	Performance based RSU (“PB RSU”)

The RSUs are equity settled share-based payments in accordance with IFRS 2. The RSUs vest on a graded basis over a three-year period with service conditions. The grant date fair value of the RSUs is the closing share price of the Company share on the grant date. The IFRS 2 expense is recognized based on the grant date fair value and management’s expected number of awards to vest over the vesting period. The PB RSU vesting is further dependent on non-market performance conditions, which are factored in by adjusting the expected number of awards to vest.

	Number of RSUs	Weighted average fair value
		USD
Awarded and unvested as of 1 April 2021	-	-
Granted	3,150,596	4.52
Vested	(65,822)	5.85
Canceled/forfeited	(1,106,373)	4.55
Awarded and unvested as of 31 March 2022	1,978,401	4.46

As at 31 March 2022, 1,978,401 RSUs were outstanding with a weighted average grant date fair value of $4.46

●	1,061,391 Sign-on RSU
●	570,300 SI RSU
●	346,710 PB RSU

22.6 Unit purchase options

8i Enterprises granted, to a service provider, the option to purchase 345,000 units. Each unit comprising of one ordinary share, one tenth of a share via a right and half a share via a warrant. To obtain the unit components, the holder must first pay an exercise price of $11.50 per unit. The options expire on 27 March 2024.

Unit components:	Number of shares
Ordinary shares	345,000
Rights	34,500
Warrants	172,500
552,000

The warrants also have an exercise price of $11.50 per share.

The fair value of the Unit Purchase Option on 30 September 2020 was estimated using the Black-Scholes-Merton Call Option Model with the following inputs:

1.	Risk free rate of 0.23% based on the yield of USD Treasury Strips with the same tenure;
2.	No dividend will be paid during the options period;
3.	Share price volatility of 56.59%, based on judgement below.

Volatility parameter of 56.59% is used on the basis that on 30 September 2020:

●	Volatility from a sample of 52 related companies including traditional stock exchanges had a median of 30.23% over a three-year period;
●	Unlike traditional exchanges, the Company is exposed to movements in digital asset values and the most prominent digital asset being BTC. The historical volatility of BTC over the last 3.49 years as at 30 September 2020 was 82.96%;
●	The Company used volatility of 56.59% in the Black-Scholes-Merton Call Option Model based on the average of the above two points.

The valuation of the unit purchase options is $1,417,149.